Lease Agreements (Schedule of Operating Leases) (Details) - USD ($)	Mar. 31, 2020	Jul. 03, 2019
Leases [Abstract]
2021	$ 81,926
2022	13,500	$ 36,000
Total operating lease payments	$ 95,426